ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

Note 7—ACCRUED EXPENSES AND OTHER LIABILITIES

	As of December 31,
	2010	2011
	RMB	RMB	US$
Accrued expenses	49,818	128,367	20,395
Accrued payroll	19,447	27,258	4,331
Taxes payable	32,312	8,462	1,345
Deposits from service providers	27,260	28,462	4,522
Sales refund payable	24,300	18,743	2,978
Other payables	17,212	54,800	8,707

	170,349	266,092	42,278